Other Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Other Assets
21.
OTHER ASSETS

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Spare parts	$2,006	$2,141
Refundable deposits	2,162	1,975
Other financial assets	1,000	1,000
Prepayments for investments (Note 42)	—	650
Others	2,833	3,170
	$8,001	$8,936
Current
Spare parts	$2,006	$2,141
Others	1,109	1,300
	$3,115	$3,441
Noncurrent
Refundable deposits	$2,162	$1,975
Other financial assets	1,000	1,000
Prepayments for investments (Note 42)	—	650
Others	1,724	1,870
	$4,886	$5,495

Other financial assets - noncurrent was Piping Fund. As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government. This fund was used to finance various telecommunications infrastructure projects. Net assets of this fund will be returned proportionately after the project is completed.